Net Loss per Share (Details) - shares	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from computation of earnings per share	12,308,391
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from computation of earnings per share	9,539,615
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from computation of earnings per share	756,331
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from computation of earnings per share	2,012,445